CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
Voyage Revenues	$ 191,075	$ 354,619	$ 317,220
Other Income	4,684	0	0
Voyage Expenses	(128,263)	(121,089)	(141,770)
Vessel Operating Expenses	(67,676)	(66,883)	(66,033)
Depreciation Expense	(68,352)	(67,834)	(63,965)
Impairment Loss on Vessels	(60,311)	0	0
General and Administrative Expenses	(15,620)	(17,586)	(13,481)
Net Operating Income (Loss)	(144,463)	81,227	31,971
Interest Income	3	96	298
Interest Expense	(26,380)	(31,481)	(38,390)
Other Financial Income (Expense)	(429)	255	(4,160)
Total Other Expenses	(26,806)	(31,130)	(42,252)
Net Income (Loss) Before Income Taxes	(171,269)	50,097	(10,281)
Income Tax Expense	(59)	(64)	(71)
Net Income (Loss)	$ (171,328)	$ 50,033	$ (10,352)
Basic Income (Loss) per Share (in dollars per share)	$ (1.05)	$ 0.34	$ (0.07)
Diluted Income (Loss) per Share (in dollars per share)	$ (1.05)	$ 0.34	$ (0.07)
Basic Average Number of Common Shares Outstanding (in shares)	162,549,611	149,292,586	142,571,361
Diluted Average Number of Common Shares Outstanding (in shares)	162,549,611	149,292,586	142,571,361